Commitments and contingent liabilities	12 Months Ended
Dec. 31, 2019
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Commitments and contingent liabilities
42	Commitments and contingent liabilities
As at December 31, 2019, the Group is not committed to investing in significant property, plant and equipment, intangibles assets and other capital expenditure.
Certain financial institutions have provided guarantees as at December 31, 2019 to secure payments to third parties amounting to 6,
7
70 (1,620 as at December 31, 2018). These guarantees are unsecured and have various maturities extending through December 31, 2025.
The Group is involved in a number of certain and probable claims (including tax claims) and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters, after the provision accrued, will not have a material adverse effect on the Group’s consolidated financial position or results of operations (see note 23).